Leases - Lease liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	$ 21.0	$ 31.4
Carrying value of lease liabilities	20.3	29.1
Less: current portion of lease liabilities	(9.6)	(9.6)
Non-current portion of lease liabilities	10.7	19.5
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	10.1	10.6
Between 1 and 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	10.8	19.3
Between 3 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	$ 0.1	$ 1.5